Intangibles Assets - Summary of Changes in the Value of the Intangible Assets (Details) - CAD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Apr. 30, 2023
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 30,925
Ending balance	27,857		$ 30,925
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	43,616	$ 39,612	39,612
Disposals	(193)
Foreign exchange	(1,152)	4,004
Ending balance	42,271		43,616
Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	12,691	7,222	7,222
Amortization	2,267	4,414
Disposals	(193)
Foreign exchange	(351)	1,055
Ending balance	14,414		12,691
Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	30,925
Ending balance	27,857		30,925
Internally Generated Development Costs | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	33	33	33
Disposals	0
Foreign exchange	0	0
Ending balance	33		33
Internally Generated Development Costs | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	14	8	8
Amortization	5	7
Disposals	0
Foreign exchange	0	(1)
Ending balance	19		14
Internally Generated Development Costs | Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	19
Ending balance	14		19
Intellectual Properties | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	35,143	31,914	31,914
Disposals	0
Foreign exchange	(929)	3,229
Ending balance	34,214		35,143
Intellectual Properties | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,775	1,693	1,693
Amortization	1,999	2,710
Disposals	0
Foreign exchange	(140)	372
Ending balance	6,634		4,775
Intellectual Properties | Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	30,368
Ending balance	27,580		30,368
Proprietary Processes | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	8,103	7,359	7,359
Disposals	0
Foreign exchange	(214)	744
Ending balance	7,889		8,103
Proprietary Processes | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7,633	5,491	5,491
Amortization	195	1,477
Disposals	0
Foreign exchange	(202)	665
Ending balance	7,626		7,633
Proprietary Processes | Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	470
Ending balance	263		470
Certifications | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	139	126	126
Disposals	0
Foreign exchange	(4)	13
Ending balance	135		139
Certifications | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	137	0	0
Amortization	3	128
Disposals	0
Foreign exchange	(5)	9
Ending balance	135		137
Certifications | Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2
Ending balance	0		2
Customer List | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	198	180	180
Disposals	(193)
Foreign exchange	(5)	18
Ending balance	0		198
Customer List | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	132	30	30
Amortization	65	92
Disposals	(193)
Foreign exchange	(4)	$ 10
Ending balance	0		132
Customer List | Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	66
Ending balance	$ 0		$ 66